CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2020
CONSTRUCTION IN PROGRESS
CONSTRUCTION IN PROGRESS

19.   CONSTRUCTION IN PROGRESS

	2019	2020
	RMB	RMB

Balance as of January 1	137,449	173,872
Additions	144,751	130,283
Dry hole costs written off	(5,831)	(5,928)
Transferred to property, plant and equipment	(92,323)	(141,157)
Reclassification to other long-term assets	(10,086)	(11,464)
Impairment losses for the year	(135)	(844)
Disposals and others	46	(19,944)
Exchange adjustments	1	(53)
Balance as of December 31	173,872	124,765

Net changes in capitalized cost of exploratory wells included in the Group’s construction in progress in the E&P segment are analyzed as follows:

	2018	2019	2020
	RMB	RMB	RMB

At beginning of year	9,737	7,296	8,961
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	7,172	8,528	10,779
Transferred to oil and gas properties based on the determination of proved reserves	(2,387)	(2,822)	(3,687)
Dry hole costs written off	(7,226)	(4,041)	(4,924)
At end of year	7,296	8,961	11,129

Aging of capitalized exploratory well costs based on the date the drilling was completed are analyzed as follows:

	December 31,
	2018	2019	2020
	RMB	RMB	RMB

One year or less	3,467	7,794	10,586
Over one year	3,829	1,167	543
	7,296	8,961	11,129

Capitalized exploratory wells costs aged over one year are related to wells for which the drilling results are being further evaluated or the development plans are being formulated.

The geological and geophysical costs paid during the years ended December 31, 2018, 2019 and 2020 amounted to RMB 3,511, RMB 4,024 and RMB 3,166, respectively.